Financial Liabilities - Revolving Facility and Other (Details) - Revolving Credit Facility, Maturing in 2023 - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Feb. 06, 2017
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity	$ 300		$ 300
Borrowings	$ 0	$ 0